Cover	12 Months Ended
Jun. 30, 2026 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--06-30
Entity File Number	001-41976
Entity Registrant Name	PowerBank Corporation
Entity Central Index Key	0002011053
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	803 – 505 Consumers Rd.,
Entity Address, City or Town	Toronto
Entity Address, Country	CA
Entity Address, Postal Zip Code	M2J 4V8
Title of 12(b) Security	Common Shares, No par value
Trading Symbol	PBK
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	47,697,277
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Auditor Firm ID	1208
Auditor Opinion [Text Block]	We have audited the accompanying consolidated statements of financial position of PowerBank Corporation and subsidiaries (the “Company”) as at June 30, 2026 and 2025, the related consolidated statements of comprehensive income (loss), changes in shareholders’ equity, and cash flows, for each of the two years in the period ended June 30, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as at June 30, 2026 and 2025, and its financial performance and its cash flows for each of the two years in the period ended June 30, 2026, in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB).

The financial statements of the Company for the year ended June 30, 2024, before the effects of the retrospective adjustments to the disclosures for a change in the composition of reportable segments in Note 27 to the financial statements, were audited by predecessor auditors whose report, dated September 30, 2024, expressed an unqualified opinion on those financial statements. We also have audited the adjustments to the 2024 financial statements to retrospectively adjust the disclosures for a change in the composition of reportable segments in 2025, in Note 27 to the financial statements. Our procedures included (1) comparing the adjustment amounts of segment revenues, cost of goods sold, operating expenses, and total assets, liabilities and property plant, and equipment to the Company’s underlying analysis and (2) testing the mathematical accuracy of the reconciliation of segment amounts to the financial statements. In our opinion, such retrospective adjustments are appropriate and have been properly applied. However, we were not engaged to audit, review, or apply any procedures to the 2024 consolidated financial statements of the Company other than with respect to the retrospective adjustments, and accordingly, we do not express an opinion or any other form of assurance on the 2024 financial statements taken as a whole.

Auditor Name	Deloitte LLP
Auditor Location	Toronto, Canada
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	803 – 505 Consumers Rd.,
Entity Address, City or Town	Toronto
Entity Address, Country	CA
Entity Address, Postal Zip Code	M2J 4V8
City Area Code	416
Local Phone Number	494-9559
Contact Personnel Name	Dr. Richard Lu